Operating Expenses - Schedule of Operating Expenses (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	€ (83,072,000)	€ (72,164,000)	€ (54,841,000)
Total amortization	(28,666,000)	(28,238,000)	(28,572,000)
Total personnel costs	(388,519,000)	(344,169,000)	(355,736,000)
Total impairment	0	0
Total impairment	(1,802,000)	(890,000)	0
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(30,117,000)	(20,213,000)	(14,785,000)
Total amortization	(348,000)	(548,000)	(58,000)
Total personnel costs	(216,126,000)	(193,091,000)	(153,868,000)
Total impairment	(1,470,000)	(764,000)	0
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(43,390,000)	(38,304,000)	(28,883,000)
Total amortization	(26,343,000)	(26,740,000)	(26,492,000)
Total personnel costs	(115,603,000)	(98,572,000)	(87,963,000)
Total impairment	(289,000)	(126,000)	0
General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(9,565,000)	(13,647,000)	(11,173,000)
Total amortization	(1,975,000)	(950,000)	(2,022,000)
Total personnel costs	(56,790,000)	(52,506,000)	(113,905,000)
Total impairment	€ (43,000)	€ 0	€ 0